Commitments and Contingencies - Future Minimum Lease under Non-Cancelable Operating Lease and Other Agreements (Detail) ¥ in Thousands	Dec. 31, 2016 CNY (¥)
Operating Leases, Future Minimum Payments Due
2017	¥ 29,473
2018	14,244
2019	8,388
2020 and thereafter	4,086
Non-cancellable operating lease commitments	56,191
Other commitments
2017	6,221
2018	5,609
2019	4,596
2020 and thereafter	4,846
Other Commitment, Total	21,272
Total
2017	35,694
2018	19,853
2019	12,984
2020 and thereafter	8,932
Contractual Obligation, Total	¥ 77,463